CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par	$ 1	$ 1
Common stock, authorized	60,000,000	60,000,000
Common stock, issued	46,147,788	45,956,088
Common stock, outstanding	46,147,788	45,956,088